Revenue From Contracts With Customers	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Revenue From Contracts With Customers
6.
Revenue from contracts with customers
(a)
Disaggregation of revenue from contracts with customers

	2023	2022	2021
	S$’000	S$’000	S$’000
Agent revenue
- Subscription	66,385	51,905	41,773
- Agent discretionary	55,554	56,453	35,179
	121,939	108,358	76,952
Developer revenue
- Advertising activities	10,218	10,794	10,749
- Events	8,265	8,817	6,328
- Others	3,646	2,892	3,305
	22,129	22,503	20,382
Fintech and data	6,067	5,064	3,377
	150,135	135,925	100,711
Revenue recognised
- At a point in time	49,208	31,543	20,068
- Over time	100,927	104,382	80,643
	150,135	135,925	100,711

	Marketplaces
	Singapore	Vietnam	Malaysia	Other Asia	Fintech and data	Total reportable segments
	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000
2023
Agent	80,363	16,352	21,063	4,161	—	121,939
Developer	5,625	778	6,677	9,049	—	22,129
Fintech and data	—	—	—	—	6,067	6,067
Revenue from external customers	85,988	17,130	27,740	13,210	6,067	150,135

2022
Agent	61,799	22,902	19,955	3,702	—	108,358
Developer	7,442	1,138	5,433	8,490	—	22,503
Fintech and data	—	—	—	—	5,064	5,064
Revenue from external customers	69,241	24,040	25,388	12,192	5,064	135,925

2021
Agent	46,170	17,365	10,275	3,142	—	76,952
Developer	9,721	1,402	4,040	5,219	—	20,382
Fintech and data	—	—	—	—	3,377	3,377
Revenue from external customers	55,891	18,767	14,315	8,361	3,377	100,711

Revenue recognition criteria for each of these revenue streams is stated in Note 3.2.

As permitted under IFRS 15, the remaining unsatisfied performance obligations are not disclosed as these performance obligations are part of contracts that have an original expected duration of one year or less. There is no consideration from contracts with customers not included in the transaction price.

6.
Revenue from contracts with customers (continued)
(b)
Contract liabilities

		31 December		1 January
	Note	2023	2022	2022
		S$’000	S$’000	S$’000
Deferred revenue		61,066	50,753	47,318

The change in deferred revenue is mainly due to the increase in unsatisfied performance obligations at the end of the financial year.

(i)
Revenue recognised in relation to contract liabilities

	2023	2022	2021
	S$’000	S$’000	S$’000
Revenue recognised in current period that was included in the contract liabilities balance at the beginning of the period	50,753	47,318	34,487

(c)
Trade receivables from contracts with customers

	31 December		1 January
	2023	2022	2022
	S$’000	S$’000	S$’000
Current assets
Trade receivables from contracts with customers (Note 14(a))	12,117	16,206	15,765
Loss allowances (Note 14(a))	(4,120)	(5,081)	(4,953)
	7,997	11,125	10,812